SUPPLEMENT DATED SEPTEMBER 20, 2004 TO THE
                                                PORTFOLIO ARCHITECT PLUS ANNUITY
                                                    PROSPECTUS DATED MAY 3, 2004


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Portfolio Architect Plus Annuity prospectus dated May 3, 2004. Please retain this supplement and keep it with the prospectus for future reference.

IN THE SECTION ENTITLED "SUMMARY," UNDER THE SUB-SECTION ENTITLED "PURCHASE PAYMENT CREDITS," THE FIRST TWO PARAGRAPHS ARE DELETED AND REPLACED WITH THE FOLLOWING TWO PARAGRAPHS:

PURCHASE PAYMENT CREDITS. For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued between September 20, 2004 and December 31, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6% of the Purchase Payment.

For contracts issued prior to April 1, 2004, contracts issued between May 1, 2004 and May 31, 2004, contracts issued between September 1, 2004 and September 19, 2004, and contracts issued after December 31, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.

IN THE SECTION ENTITLED "THE ANNUITY CONTRACT," UNDER THE SUB-SECTION ENTITLED "PURCHASE PAYMENT CREDITS," THE FIRST TWO PARAGRAPHS ARE DELETED AND REPLACED WITH THE FOLLOWING TWO PARAGRAPHS:

For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued between September 20, 2004 and December 31, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6% of the Purchase Payment.

For contracts issued prior to April 1, 2004, contracts issued between May 1, 2004 and May 31, 2004, contracts issued between September 1, 2004 and September 19, 2004, and contracts issued after December 31, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.


September 20, 2004                                                       L-24409